Nuveen Global Real Estate Securities Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.1%
X 31,667,440 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 82.9%
X 31,667,440
Diversified - 5.7%
29,471 Abacus Property Group  (2) $ 47,057
42 Activia Properties Inc  (2) 123,180
521 American Assets Trust Inc   13,400
2,314 Armada Hoffler Properties Inc   24,019
18,500 Broadstone Net Lease Inc   287,305
5,382 Charter Hall Group  (2) 39,689
21,491 Charter Hall Long Wale REIT  (2) 54,891
1,279 Empire State Realty Trust Inc, Class A   8,390
2,839 Essential Properties Realty Trust Inc   55,219
2,807 Gecina SA  (2) 219,843
15,099 H&R Real Estate Investment Trust   113,678
125,384 Home Reit PLC   127,118
143 Hulic Reit Inc  (2) 163,684
9,881 Land Securities Group PLC  (2) 57,095
17,428 Merlin Properties Socimi SA  (2) 134,477
131,452 Mirvac Group  (2) 163,750
98 Nomura Real Estate Master Fund Inc  (2) 108,314
388 Star Asia Investment Corp  (2) 150,033
71,126 Stockland  (2) 148,854
44 Tokyu REIT Inc  (2) 59,968
6,936 Washington REIT   121,796
9 WP Carey Inc   628
Total Diversified 2,222,388
Health Care - 6.6%
1,800 Aedifica SA  (2) 138,743
195,667 Assura PLC   117,101
2,341 CareTrust REIT Inc   42,396
2,876 Global Medical REIT Inc   24,504
14,382 Healthcare Realty Trust Inc   299,865
11,579 Healthpeak Properties Inc   265,391
21,738 Parkway Life Real Estate Investment Trust  (2) 63,976
13,201 Ventas Inc   530,284
15,553 Welltower Inc   1,000,369
Total Health Care 2,482,629
Hotel & Resort - 1.6%
29 Hoshino Resorts REIT Inc  (2) 134,715
1,304 Park Hotels & Resorts Inc   14,683
1,883 Pebblebrook Hotel Trust   27,322
14,084 RLJ Lodging Trust   142,530
1,477 Ryman Hospitality Properties Inc   108,693
2,322 Summit Hotel Properties Inc   15,604
11,098 Xenia Hotels & Resorts Inc   153,041
Total Hotel & Resort 596,588
Industrial - 14.7%
8,548 Americold Realty Trust Inc   210,281
24,238 Centuria Industrial REIT  (2) 40,336
4,335 Dream Industrial Real Estate Investment Trust   33,673
6,062 Duke Realty Corp   292,188
2,415 EastGroup Properties Inc   348,581
2,594 First Industrial Realty Trust Inc   116,237
77,778 Frasers Logistics & Commercial Trust  (2) 66,404
78 GLP J-Reit  (2) 86,506
7,134 Goodman Group  (2) 72,102

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Industrial (continued)
63 LaSalle Logiport REIT  (2) $ 70,480
120 LXP Industrial Trust   1,099
77,068 Mapletree Industrial Trust  (2) 127,532
53,006 Mapletree Logistics Trust  (2) 57,273
77 Mitsui Fudosan Logistics Park Inc  (2) 263,531
19,933 Nexus Industrial REIT   120,636
19,285 Prologis Inc   1,959,356
71,101 Property for Industry Ltd  (2) 96,819
139 Rexford Industrial Realty Inc   7,228
6,864 Segro PLC  (2) 57,272
10,368 STAG Industrial Inc   294,762
46,263 Summit Industrial Income REIT   573,034
5,937 Terreno Realty Corp   314,602
141,850 Tritax Big Box REIT PLC  (2) 214,062
147,055 Urban Logistics REIT PLC  (2) 212,492
Total Industrial 5,636,486
Office - 6.5%
4,520 Alexandria Real Estate Equities Inc   633,659
3,772 Boston Properties Inc   282,787
7,398 Corporate Office Properties Trust   171,856
2,573 Cousins Properties Inc   60,079
48 Daiwa Office Investment Corp  (2) 223,276
11,306 Dexus  (2) 56,242
17,674 Douglas Emmett Inc   316,895
39,361 GDI Property Group Partnership  (2) 20,207
8,356 Hudson Pacific Properties Inc   91,498
39 Kenedix Office Investment Corp  (2) 183,922
4,999 NSI NV  (2) 118,586
145 Orix JREIT Inc  (2) 185,450
13,809 Piedmont Office Realty Trust Inc, Class A   145,823
Total Office 2,490,280
Residential - 15.0%
15,315 American Homes 4 Rent, Class A   502,485
5,863 Apartment Income REIT Corp   226,429
3,882 AvalonBay Communities Inc   715,026
5,767 Camden Property Trust   688,868
944 Centerspace   63,550
94 Daiwa Securities Living Investments Corp  (2) 74,510
1,586 Equity LifeStyle Properties Inc   99,664
1,546 Equity Residential   103,922
864 Essex Property Trust Inc   209,287
13,856 Independence Realty Trust Inc   231,811
29,792 Ingenia Communities Group  (2) 70,960
16,230 InterRent Real Estate Investment Trust   134,765
92 Kenedix Residential Next Investment Corp  (2) 136,229
23,200 Killam Apartment Real Estate Investment Trust   256,126
4,123 Mid-America Apartment Communities Inc   639,354
9,515 Minto Apartment Real Estate Investment Trust   88,858
40 Nippon Accommodations Fund Inc  (2) 181,454
3,502 Sun Communities Inc   473,926
13,123 UDR Inc   547,360
21,185 UNITE Group PLC/The  (2) 201,136
1,301 Xior Student Housing NV  (2) 40,614
Total Residential 5,686,334
Retail - 12.0%
14,037 Acadia Realty Trust   177,147
4,424 Agree Realty Corp   298,974
1,299 Brixmor Property Group Inc   23,993
211,838 CapitaLand Integrated Commercial Trust  (2) 281,783

Shares Description (1) Value
Retail (continued)
9,829 CT Real Estate Investment Trust   $ 106,804
2,041 Federal Realty Investment Trust   183,935
76,846 Fortune Real Estate Investment Trust  (2) 55,994
19,959 Frasers Centrepoint Trust  (2) 30,097
41 Kenedix Retail REIT Corp  (2) 75,723
20,720 Kimco Realty Corp   381,455
822 Kite Realty Group Trust   14,155
81,818 Link REIT  (2) 571,131
2,178 National Retail Properties Inc   86,815
10,989 NETSTREIT Corp   195,714
10,087 Realty Income Corp   587,063
4,947 Regency Centers Corp   266,396
22,269 RioCan Real Estate Investment Trust   300,176
128,694 Scentre Group  (2) 210,270
2,967 Simon Property Group Inc   266,288
26,925 SITE Centers Corp   288,367
118,341 Waypoint REIT Ltd  (2) 179,608
Total Retail 4,581,888
Specialized - 20.8%
5,102 American Tower Corp   1,095,399
2,134 Crown Castle Inc   308,470
13,768 CubeSmart   551,546
9,195 Digital Realty Trust Inc   911,960
2,012 Equinix Inc   1,144,506
44 Extra Space Storage Inc   7,599
10,365 Four Corners Property Trust Inc   250,729
9,559 Gaming and Leisure Properties Inc   422,890
2,119 Life Storage Inc   234,700
558 National Storage Affiliates Trust   23,202
586 National Storage REIT  (2) 844
3,071 PotlatchDeltic Corp   126,034
5,499 Public Storage   1,610,162
24,395 Safestore Holdings PLC  (2) 227,038
1,530 SBA Communications Corp   435,515
20,779 VICI Properties Inc   620,253
Total Specialized 7,970,847
Total Real Estate Investment Trust Common Stocks (cost $33,973,934) 31,667,440
Shares Description (1) Value
X 5,434,455 COMMON STOCKS - 14.2%
X 5,434,455
Diversified Telecommunication Services - 1.2%
9,877 Cellnex Telecom SA, 144A (2) $ 304,672
6,324 IHS Holding Ltd (3),(4) 35,288
8,367 Infrastrutture Wireless Italiane SpA, 144A (2) 72,998
6,938 Radius Global Infrastructure Inc, Class A (4) 65,356
Total Diversified Telecommunication Services 478,314
Hotels, Restaurants & Leisure - 0.3%
20,152 Playa Hotels & Resorts NV (4) 117,285
Household Durables - 0.3%
166,495 Cairn Homes PLC (2) 134,688
It Services - 0.5%
31,018 NEXTDC Ltd (2),(4) 173,546

Nuveen Global Real Estate Securities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Shares Description (1) Value
Real Estate Management & Development - 11.9%
106,644 Capitaland India Trust (2) $ 77,671
86,484 Capitaland Investment Ltd/Singapore (2) 208,069
3,442 Catena AB (2) 102,130
7,309 Cibus Nordic Real Estate AB (2),(4) 95,244
25,012 CK Asset Holdings Ltd (2) 150,157
37,332 Corp Inmobiliaria Vesta SAB de CV 69,550
13,103 CRE Inc/Japan (2) 132,468
12,167 CTP NV (2) 125,255
4,972 DIC Asset AG (2) 37,644
6,800 Dios Fastigheter AB (2) 42,896
3,636 Entra ASA, 144A (2) 33,954
64,103 Grainger PLC 164,191
86,855 Hongkong Land Holdings Ltd (2) 381,643
4,749 Hysan Development Co Ltd (2) 11,951
24,873 Keihanshin Building Co Ltd (2) 209,695
18,155 Langham Hospitality Investments and Langham Hospitality
Investments Ltd (2)
1,821
2,265 LEG Immobilien SE (2) 135,197
2,142 Longfor Group Holdings Ltd, 144A (2) 6,140
41,740 Mitsui Fudosan Co Ltd (2) 795,146
7,347 New World Development Co Ltd (2) 20,866
2,679 Sagax AB, Class B (2) 44,104
7,902 Sumitomo Realty & Development Co Ltd (2) 179,708
56,028 Sun Hung Kai Properties Ltd (2) 618,340
20,693 TAG Immobilien AG (2) 165,141
22,856 Tricon Residential Inc 197,704
2,461 VGP NV (2) 234,733
899 VIB Vermoegen AG (2) 18,740
8,917 Vonovia SE (2) 192,445
12,986 Wihlborgs Fastigheter AB (2) 78,019
Total Real Estate Management & Development 4,530,622
Total Common Stocks (cost $6,962,328) 5,434,455
Total Long-Term Investments (cost $40,936,262) 37,101,895
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 612 MONEY MARKET FUNDS - 0.0%
X 612
612 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
3.070%(6) $ 612
Total Investments Purchased with Collateral from Securities Lending (cost $612) 612
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.2%
832,602 REPURCHASE AGREEMENTS - 2.2%
832,602
$ 833 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price $832,660,
collateralized by $710,400, U.S. Treasury Note, 0.625%,
due 1/15/26, value $849,288
0.830% 10/03/22 $ 832,602
Total Short-Term Investments (cost $832,602) 832,602
Total Investments (cost $ 41,769,476 ) - 99 .3% 37,935,109
Other Assets Less Liabilities -  0.7% 270,023
Net Assets - 100% $ 38,205,132

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 25,369,288 $ 6,298,152 $ – $ 31,667,440
Common Stocks 649,374 4,785,081 – 5,434,455
Investments Purchased with Collateral from
Securities Lending 612 – – 612
Short-Term Investments:
Repurchase Agreements – 832,602 – 832,602
Total
$ 26,019,274 $ 11,915,835 $ – $ 37,935,109
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $558.
(4) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust